Condensed Financial Information (Parent Company Only) - Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 16, 2021
Condensed Financial Statements Captions [Line Items]
Cash flow from operating activities	$ 79,924,000	$ 51,205,000	$ 122,196,000	$ 29,099,000	$ 48,029,000
Cvent Holding Corp.
Condensed Financial Statements Captions [Line Items]
Outstanding debt obligations			$ 0
Line of credit facility, dividend restrictions			These condensed financial statements have been presented on a “parent-only” basis. Under a parent-only presentation, the Company’s investments in subsidiaries are presented under the equity method of accounting. A condensed statement of cash flows was not presented because the Company had no material operating, investing or financing cash flow activities for the years ended December 31, 2021, 2020, or 2019. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. As such, these parent-only statements should be read in conjunction with the accompanying notes to consolidated financial statements.
Cash flow from operating activities			$ 0	$ 0	$ 0
Cvent Holding Corp. | Maximum [Member]
Condensed Financial Statements Captions [Line Items]
Outstanding debt obligations			$ 55,000,000
Cvent Holding Corp. | Maximum [Member] | First Lien
Condensed Financial Statements Captions [Line Items]
First lien net leverage ratio			1
Cvent Holding Corp. | Maximum [Member] | Senior Loan [Member]
Condensed Financial Statements Captions [Line Items]
First lien net leverage ratio						1
Cvent Holding Corp. | Minimum [Member] | First Lien
Condensed Financial Statements Captions [Line Items]
First lien net leverage ratio			4.5
Cvent Holding Corp. | Minimum [Member] | Senior Loan [Member]
Condensed Financial Statements Captions [Line Items]
First lien net leverage ratio						3.5